UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                -------------

Check here if Amendment [  ];  Amendment Number: ____
  This Amendment (Check only one.)    [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management
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Address:     1320 Old Chain Bridge Road Suite 230
             ----------------------------------------
             McLean, VA 22101
             ----------------------------------------

Form 13F File Number:  28- 10324
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Robert Bryan Jacoboski
           ------------------------------------------
Title:     President
           ------------------------------------------
Phone:     703-748-1176
           ------------------------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski              McLean, VA                  August 6, 2003
----------------------              ----------                  --------------
    [Signature]                   [City, State]                     [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:          ZERO
                                            -----------------

Form 13F Information Table Entry Total:     27
                                            -----------------

Form 13F Information Table Value Total:     135,953
                                            ------------------
                                               (thousands)

List of Other Included Managers:            NONE
                                            ------------------

Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7       Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other      Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
ABITIBI CONSOLIDATED       COM           003924107    6,843  1,067,500 SH    SOLE         N/A       1,067,500     0       0

ACUITY BRANDS              COM           00508Y102    5,873    323,200 SH    SOLE         N/A         323,200     0       0

ANTHEM INC                 COM           03674B104   10,230    132,600 SH    SOLE         N/A         132,600     0       0

CADIZ                      COM           127537108       24    164,550 SH    SOLE         N/A         164,550     0       0

CENDANT CORP               COM           151313103    6,700    365,700 SH    SOLE         N/A         365,700     0       0

CONSOLIDATED
TOMOKA LD CO               COM           210226106    1,000     39,800 SH    SOLE         N/A          39,800     0       0

DURATEK INC                COM           26658Q102      315     39,770 SH    SOLE         N/A          39,770     0       0

FEDERAL HOME LN
MTG CORP                   COM           313400301    8,199    161,500 SH    SOLE         N/A         161,500     0       0

FRESH DEL MONTE            ORD           G36738105    3,887    151,300 SH    SOLE         N/A         151,300     0       0

GENERAL DYNAMICS           COM           369550108    6,474     89,300 SH    SOLE         N/A          89,300     0       0

IMPERIAL CHEMICAL
INDUSTRIES PLC             COM           452704505    8,128  4,000,000 SH    SOLE         N/A       4,000,000     0       0

JOS A BANK CLOTHIERS INC   COM           480838101    1,325     39,500 SH    SOLE         N/A          39,500     0       0

M D C HLDGS INC            COM           552676108    3,209     66,457 SH    SOLE         N/A          66,457     0       0

NVR INC                    COM           62944T105    1,143      2,780 SH    SOLE         N/A           2,780     0       0

NOVEL DENIM HOLDINGS       ORD           G6674P109      975    428,600 SH    SOLE         N/A         428,600     0       0

PFIZER INC                 COM           717081103    4,641    135,900 SH    SOLE         N/A         135,900     0       0

PMI GROUP                  COM           69344M101    6,039    225,000 SH    SOLE         N/A         225,000     0       0

PILGRIMS PRIDE CORP        CL A          721467207      202     28,100 SH    SOLE         N/A          28,100     0       0

STUDENT LN CORP            COM           863902102    6,149     48,800 SH    SOLE         N/A          48,800     0       0

STANDARD COML CORP         COM           853258101    6,934    407,900 SH    SOLE         N/A         407,900     0       0

TRIARC COS INC             CL A          895927101   10,799    360,100 SH    SOLE         N/A         360,100     0       0

UNIVERSAL CORP VA          COM           913456109      338      8,000 SH    SOLE         N/A           8,000     0       0

UNUM PROVIDENT             COM           91529Y106    8,238    614,300 SH    SOLE         N/A         614,300     0       0

VALUE LINE INC             COM           920437100      294      6,000 SH    SOLE         N/A           6,000     0       0

WASHINGTON GROUP           COM           938862208    9,573    436,100 SH    SOLE         N/A         436,100     0       0

WARNACO                    COM           934390402    8,807    655,800 SH    SOLE         N/A         655,800     0       0

WELLCHOICE                 COM           949475107    9,616    328,400 SH    SOLE         N/A         328,400     0       0


                              TOTAL MARKET VALUE    135,953